GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

The following summarizes the transactions effecting goodwill through September 30, 2012:

Balance at January 1, 2012	$5,538,466
Acquisition of Apex in June	2,448,969
Adjustment to Apex goodwill	37,485
Effect of currency translation on Apex	148,046
Acquisition of Illume Mobile on July 31	443,801
Balance at September 30, 2012	$8,616,767

As of September 30, 2012 and December 31, 2011, the Company’s intangible assets and accumulated amortization consist of the following:

	September 30, 2012
		Accumulated
	Gross	Amortization	Net

Customer relationships	$3,397,536	$(721,840)	$2,675,696
Contractor and resume databases	675,000	(236,250)	438,750
Tradename	897,745	(159,765)	737,980
Software	3,014,505	(329,465)	2,685,040
Covenant not to compete	105,258	(16,308)	88,950

	$8,090,044	$(1,463,628)	$6,626,416

	December 31, 2011
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$(279,000)	$1,391,000
Contractor and resume databases	675,000	(135,000)	540,000
Tradename	310,000	(64,000)	246,000
Software	74,000	(37,000)	37,000

	$2,729,000	$(515,000)	$2,214,000

The effect of foreign currency translation on the goodwill and intangible assets for the nine months ended September 30, 2012 is approximately $148,000 and 261,000, respectively.

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

Balance as of January 1, 2010	$4,860,663
Acquisition of CMAC	648,201

Balance as of December 31, 2010	5,508,864
Adjustment to goodwill related to CMAC	29,602

Balance as of December 31, 2011	$5,538,466

As of December 31, 2011 and 2010, respectively, the Company’s intangible assets and accumulated amortization consist of the following:

	2011
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$279,000	$1,391,000
Contractor and resume databases	675,000	135,000	540,000
Tradename	310,000	64,000	246,000
Internal use software	74,000	37,000	37,000

	$2,729,000	$515,000	$2,214,000

	2010
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$-	$1,670,000
Contractor and resume databases	675,000	-	675,000
Tradename	310,000	-	310,000
Internal use software	74,000	-	74,000

	$2,729,000	$-	$2,729,000

The intangible assets were purchased on December 31, 2010, and therefore, no amortization expense was recorded for the year ended December 31, 2010.  Amortization is calculated over the estimated useful lives of the assets on a straight line basis for internal use software and contractor and resume databases, and on an accelerated basis for customer relationships and trade name.

Based on the current amount of intangibles subject to amortization, estimated amortization expense in the next five years and thereafter, is as follows:

Year	Amount

2012	$620,000
2013	563,000
2014	454,000
2015	356,000
2016	109,000
Thereafter	112,000

Total	$2,214,000